Basis of Presentation and Summary of Significant Accounting Policies - Foreign Currency Translation (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) EUR (€)	Dec. 31, 2018 USD ($) EUR (€)	Dec. 31, 2017 USD ($) EUR (€)
Euro Member Countries, Euro
Foreign Currency Translation
Closing rate | €	1.4583	1.5613	1.5052
Average rate | €	1.4856	1.5302	1.4650
United States of America, Dollars
Foreign Currency Translation
Closing rate | $	1.2988	1.3642	1.2545
Average rate | $	1.3269	1.2957	1.2986